BUSINESS COMBINATION (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 14, 2022 USD ($) Share $ / shares
Disclosure of detailed information about business combination [line items]
Revenues		$ 165,698	$ 50,463	$ 49,202
Net loss		(18,965)	4,652	$ 6,514
Aspire Group [Member]
Disclosure of detailed information about business combination [line items]
Cash transferred for business combination					$ 267,200
Equity interests of acquirer					$ 100,600
Number of new shares issued | Share					7,604,015
Shares issues per share | $ / shares					$ 13.2
Business combination related expenses		18,000	$ 3,800
Revenues		112,100
Net loss		$ 6,300
Payments of outstanding capital notes and accrued interest	$ 22,400